JPMorgan BetaBuilders Canada ETF
Schedule of Portfolio Investments as of July 31, 2024
(Unaudited)
THE “UNAUDITED EXCHANGE-TRADED FUNDS HOLDINGS”
LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES
ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS
ADVERTISING OR SALES LITERATURE WITH THE GENERAL
PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2024.

JPMorgan BetaBuilders Canada ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2024 (Unaudited)

INVESTMENTS	SHARES	VALUE($)
Common Stocks — 99.4%
Aerospace & Defense — 0.3%
CAE, Inc. *	1,087,245	19,781,693
Automobile Components — 0.6%
Magna International, Inc.	915,633	40,633,639
Banks — 22.7%
Bank of Montreal (a)	2,491,130	210,112,692
Bank of Nova Scotia (The) (a)	4,147,125	193,651,649
Canadian Imperial Bank of Commerce	3,221,202	166,583,727
National Bank of Canada	1,155,304	96,631,663
Royal Bank of Canada	4,831,150	539,854,288
Toronto-Dominion Bank (The)	6,009,705	354,884,474
		1,561,718,493
Broadline Retail — 1.6%
Canadian Tire Corp. Ltd., Class A (a)	172,898	17,755,027
Dollarama, Inc.	950,403	89,096,194
		106,851,221
Capital Markets — 4.4%
Brookfield Asset Management Ltd., Class A	1,337,372	58,371,084
Brookfield Corp.	4,299,731	209,684,488
IGM Financial, Inc.	275,848	7,816,009
TMX Group Ltd.	937,812	28,501,497
		304,373,078
Chemicals — 1.3%
Nutrien Ltd.	1,689,400	86,644,996
Commercial Services & Supplies — 3.4%
GFL Environmental, Inc.	779,785	30,256,099
RB Global, Inc.	622,223	49,569,629
Waste Connections, Inc.	879,257	156,376,747
		236,202,475
Construction & Engineering — 1.5%
Stantec, Inc.	389,211	34,245,719
WSP Global, Inc.	424,022	70,434,365
		104,680,084
Consumer Staples Distribution & Retail — 4.3%
Alimentation Couche-Tard, Inc.	2,600,361	160,298,935
George Weston Ltd.	187,299	29,006,825
Loblaw Cos. Ltd.	499,911	61,644,767
Metro, Inc.	770,761	45,900,097
		296,850,624
Containers & Packaging — 0.4%
CCL Industries, Inc., Class B	504,103	27,424,167

JPMorgan BetaBuilders Canada ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Diversified Telecommunication Services — 0.6%
Quebecor, Inc., Class B	526,061	11,621,237
TELUS Corp.	1,679,499	27,114,788
		38,736,025
Electric Utilities — 2.0%
Emera, Inc. (a)	978,196	35,311,837
Fortis, Inc.	1,668,708	69,762,667
Hydro One Ltd. (b)	1,080,495	33,863,049
		138,937,553
Food Products — 0.3%
Saputo, Inc.	843,239	19,379,259
Gas Utilities — 0.4%
AltaGas Ltd.	1,009,740	24,076,081
Ground Transportation — 7.6%
Canadian National Railway Co.	1,816,886	210,330,561
Canadian Pacific Kansas City Ltd.	3,182,913	266,916,066
TFI International, Inc.	272,658	42,441,554
		519,688,181
Hotels, Restaurants & Leisure — 1.0%
Restaurant Brands International, Inc.	997,502	69,842,841
Independent Power and Renewable Electricity Producers — 0.2%
Brookfield Renewable Corp.	460,239	12,937,295
Insurance — 8.2%
Fairfax Financial Holdings Ltd.	72,715	85,754,351
Great-West Lifeco, Inc.	935,285	28,092,760
iA Financial Corp., Inc.	335,651	22,696,829
Intact Financial Corp.	608,574	110,593,718
Manulife Financial Corp.	6,127,895	163,244,833
Power Corp. of Canada	1,885,944	54,584,668
Sun Life Financial, Inc.	1,995,939	99,084,966
		564,052,125
IT Services — 4.8%
CGI, Inc. *	703,276	80,191,751
Shopify, Inc., Class A *	4,099,891	251,104,033
		331,295,784
Metals & Mining — 8.9%
Agnico Eagle Mines Ltd.	1,692,844	130,618,673
Barrick Gold Corp.	5,978,767	110,771,637
First Quantum Minerals Ltd.	2,320,520	28,404,583
Franco-Nevada Corp.	653,030	84,153,911
Ivanhoe Mines Ltd., Class A * (a)	2,131,933	27,871,938
Kinross Gold Corp.	4,181,171	38,006,516
Lundin Mining Corp.	2,229,795	22,513,557

JPMorgan BetaBuilders Canada ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Metals & Mining — continued
Teck Resources Ltd., Class B	1,575,004	77,207,309
Wheaton Precious Metals Corp.	1,547,421	92,521,351
		612,069,475
Multi-Utilities — 0.1%
Canadian Utilities Ltd., Class A	430,693	10,085,326
Oil, Gas & Consumable Fuels — 18.0%
ARC Resources Ltd.	2,039,608	35,292,243
Cameco Corp.	1,479,135	67,322,525
Canadian Natural Resources Ltd.	7,272,556	258,212,215
Cenovus Energy, Inc.	4,553,785	91,758,446
Enbridge, Inc. (a)	7,260,894	271,734,613
Imperial Oil Ltd.	557,425	39,934,022
Keyera Corp. (a)	782,013	22,061,642
Pembina Pipeline Corp.	1,977,481	76,641,443
Suncor Energy, Inc.	4,423,710	176,672,849
TC Energy Corp.	3,538,785	150,250,662
Tourmaline Oil Corp.	1,138,375	50,089,654
		1,239,970,314
Paper & Forest Products — 0.2%
West Fraser Timber Co. Ltd.	188,169	16,686,003
Passenger Airlines — 0.1%
Air Canada *	600,018	6,914,342
Professional Services — 1.1%
Thomson Reuters Corp.	468,241	75,883,683
Real Estate Management & Development — 0.4%
FirstService Corp.	140,611	24,516,920
Residential REITs — 0.1%
Canadian Apartment Properties (a)	280,379	9,747,722
Software — 3.7%
Constellation Software, Inc.	70,962	223,902,546
Open Text Corp.	925,665	29,178,243
		253,080,789
Textiles, Apparel & Luxury Goods — 0.3%
Gildan Activewear, Inc.	541,961	22,068,625
Trading Companies & Distributors — 0.2%
Finning International, Inc.	485,207	13,906,233
Wireless Telecommunication Services — 0.7%
Rogers Communications, Inc., Class B	1,256,173	48,576,451
Total Common Stocks (Cost $5,469,122,738)		6,837,611,497

JPMorgan BetaBuilders Canada ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2024 (Unaudited) (continued)
INVESTMENTS	NO. OF WARRANTS	VALUE ($)
Warrants — 0.0% ^
Software — 0.0% ^
Constellation Software, Inc., Zero Coupon, 3/31/2040 ‡ * (Cost $-)	65,101	—
	SHARES	VALUE($)
Short-Term Investments — 2.2%
Investment of Cash Collateral from Securities Loaned — 2.2%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 5.40% (c) (d)	101,553,088	101,563,243
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.25% (c) (d)	47,942,055	47,942,055
Total Investment of Cash Collateral from Securities Loaned (Cost $149,505,298)		149,505,298
Total Investments — 101.6% (Cost $5,618,628,036)		6,987,116,795
Liabilities in Excess of Other Assets — (1.6)%		(107,519,888)
NET ASSETS — 100.0%		6,879,596,907

Percentages indicated are based on net assets.

Abbreviations
REIT	Real Estate Investment Trust

^	Amount rounds to less than 0.1% of net assets.
‡	Value determined using significant unobservable inputs.
*	Non-income producing security.
(a)	The security or a portion of this security is on loan at July 31, 2024. The total value of securities on loan at July 31, 2024 is $143,884,261.
(b)
Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(c)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(d)	The rate shown is the current yield as of July 31, 2024.
Futures contracts outstanding as of July 31, 2024:

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
S&P / TSX 60 Index	206	09/19/2024	CAD	41,368,602	2,133,513

Abbreviations
CAD	Canadian Dollar
TSX	Toronto Stock Exchange

JPMorgan BetaBuilders Canada ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2024 (Unaudited) (continued)
A. Valuation of Investments— Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under SEC Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
A market-based approach is primarily used to value the Fund's investments. Investments for which market quotations are not readily available are fair valued using prices supplied by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”), or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset value (“NAV”) of the Fund is calculated on a valuation date. Certain foreign equity instruments are valued by applying international fair value factors provided by an approved Pricing Service. The factors seek to adjust the local closing price for movements of local markets post-closing, but prior to the time the NAV is calculated.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Futures contracts are generally valued on the basis of available market quotations.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

JPMorgan BetaBuilders Canada ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2024 (Unaudited) (continued)
The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks	$6,837,611,497	$—	$—	$6,837,611,497
Warrants	—	—	—(a )	—(a )
Short-Term Investments
Investment of Cash Collateral from Securities Loaned	149,505,298	—	—	149,505,298
Total Investments in Securities	$6,987,116,795	$—	$— (a)	$6,987,116,795
Appreciation in Other Financial Instruments
Futures Contracts	$2,133,513	$—	$—	$2,133,513

(a)	Amount rounds to less than one thousand.
B. Investment Transactions with Affiliates— The Fund invested in Underlying Funds advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. The Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended July 31, 2024
Security Description	Value at October 31, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at July 31, 2024	Shares at July 31, 2024	Dividend Income	Capital Gain Distributions
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 5.40% (a) (b)	$104,289,023	$2,740,641,049	$2,743,352,316	$(14,513)	$—	$101,563,243	101,553,088	$4,469,406	$—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.25% (a) (b)	80,082,808	6,403,909,069	6,436,049,822	—	—	47,942,055	47,942,055	6,889,950	—
Total	$184,371,831	$9,144,550,118	$9,179,402,138	$(14,513)	$—	$149,505,298		$11,359,356	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of July 31, 2024.